Stock-Based Compensation (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Stock [Member]
Share-based compensation, vesting period	1 year
Share-based compensation, expiration term	10 years
Unrecognized compensation and non-vested	$ 4,806	$ 147,743
Stock Options [Member]
Share-based compensation, vesting period	1 year	1 year
Share-based compensation, expiration term	10 years	10 years
Weighted average granted date fair value stock options granted	$ 0.0062	$ 0.72
Fair value of option vested	$ 68,429	$ 211,838
Unrecognized compensation and non-vested	$ 25,413	$ 18,229	$ 142,000